Finance costs and finance income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Cost And Finance Income Explanatory [Abstract]
Interest on debt	$ 31,538,688	$ 26,472,908	$ 23,486,019
Interest to suppliers	2,826	0	764,257
Interest on loan from related party	1,959,017	1,107,351	492,791
Total interest expense	33,500,531	27,580,259	24,743,067
Add: Debt processing and other charges	608,090	1,692,567	2,320,389
Total	$ 34,108,621	$ 29,272,826	$ 27,063,456